ACCRUED LIABILITIES	12 Months Ended
Jun. 30, 2014
ACCRUED LIABILITIES [Abstract]
ACCRUED LIABILITIES

NOTE 8. ACCRUED LIABILITIES

Accrued liabilities consisted of the following as of June 30:

	2014	2013
Trade and sales promotion	$113	$116
Compensation and employee benefit costs	102	152
Dividends	100	96
Interest	27	27
Insurance	18	20
Derivatives	17	3
Royalties	11	11
Other	84	65
Total	$472	$490